Earnings per share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share Tables Abstract
Schedule of basic and diluted earnings per share
	2016 Restated RMB’000	2017 Restated RMB’000	2018 RMB’000
Net profit attributable to the equity holders of the Company – numerator for basic and diluted earnings per share	33,558	23,061	6,524

Number of shares in thousands
Weighted average share outstanding – denominator for basic and diluted earnings per share	227,717	236,180	1,000,172

Basic and diluted earnings per share	0.15	0.10	0.01